Quarterly Financial Data (Unaudited) (Selected Quarterly Financial Data) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Abstract]
Interest income	$ 5,701,000	$ 5,755,000	$ 5,670,000	$ 5,710,000	$ 5,148,000	$ 4,799,000	$ 4,814,000	$ 4,859,000
Net interest income	4,919,000	5,259,000	5,143,000	5,056,000	5,037,000	4,144,000	4,013,000	4,188,000	$ 20,758,791	$ 16,952,078	$ 16,604,555
Net income	$ 1,389,000	$ 1,503,000	$ 1,903,000	$ 1,122,000	$ 1,047,000	$ 1,038,000	$ 1,325,000	$ 901,000	$ 5,916,885	$ 4,311,498	$ 4,641,204
Income (loss) per common share basic (in Dollars per share)	$ 0.419	$ 0.451	$ 0.569	$ 0.333	$ 0.311	$ 0.306	$ 0.387	$ 0.262
Income (loss) per common share diluted (in Dollars per share)	$ 0.419	$ 0.451	$ 0.569	$ 0.333	$ 0.311	$ 0.306	$ 0.387	$ 0.262